AQR FUNDS

Supplement dated April 27, 2018 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus dated January 29, 2018, as amended (“Prospectus”) of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, and AQR Emerging Relaxed Constraint Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective May 1, 2018, the sub-section entitled “Investment Minimums” on page 187 of the Prospectus, in the section entitled “Investing With the AQR Funds,” is hereby deleted in its entirety and replaced with the following:

INVESTMENT MINIMUMS

Each Fund’s Class I Shares and Class N Shares are offered to investors subject to the minimums specified below.

The minimum initial account size is $5,000,000 for Class I Shares and $1,000,000 for Class N Shares. This minimum requirement may be modified or reduced with respect to certain eligibility groups as indicated in the following table:

Minimum Investment
Eligibility Group	Class I	Class N
Institutional investors	$100,000*	None
Fee-based and discretionary accounts and programs offered by certain financial intermediaries, such as registered investment advisers, broker-dealers, bank trust departments, wrap fee programs and unified managed accounts	$100,000*	None
Investors who are not eligible for a reduced minimum	$5,000,000	$1,000,000

*

There is no minimum investment requirement for this eligibility group with respect to exchanges into another AQR Multi-Style Fund or AQR Momentum Style Fund for investors that owned Class L Shares of an AQR Multi-Style Fund or an AQR Momentum Style Fund prior to April 1, 2015 and who are seeking to exchange out of the AQR Multi-Style Fund or AQR Momentum Style Fund in which they previously held Class L Shares.

Investors or financial advisors may aggregate accounts for purposes of determining whether the above minimum requirements have been met. Investors or financial advisors may also enter into a letter of intent indicating that they intend to meet the minimum investment requirements within an 18-month period.

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There is no minimum initial account size in Class I Shares and Class N Shares for: (i) investors that owned Class I Shares or Class N Shares prior to October 31, 2010 or Class L Shares prior to August 11, 2010; (ii) tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans; (iii) employees of the Adviser and affiliates, trustees and officers of the Trust and members of their immediate families; (iv) investment professionals, employees of broker-dealers or other financial intermediaries, and their immediate family members; and (v) qualified defined contribution plans and 457 plans.

Some financial intermediaries may impose different or additional eligibility and minimum investment requirements. The Funds have the discretion to further modify, waive or reduce the above minimum investment requirements for Class I Shares and Class N Shares.

There is no minimum subsequent investment amount for Class I Shares or Class N Shares.

The Funds reserve the right to refuse any request to purchase shares.

Additionally, effective immediately, the third paragraph of the sub-section entitled “Payments of Redemption Proceeds” on page 195 of the Prospectus, in the section entitled “How to Redeem Class I Shares and Class N Shares,” is hereby deleted in its entirety and replaced with the following:

Generally, all redemptions will be in cash. The Funds typically expect to satisfy redemption requests by using holdings of cash or cash equivalents. The Funds may also determine to sell portfolio assets to meet such requests. On a less regular basis, the Funds may satisfy redemption requests by accessing a bank line of credit, participating in an interfund lending program or using other short-term borrowings from the Funds’ custodian (if permitted by the custodian). These methods may be used during both normal and stressed market conditions.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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AQR FUNDS

Supplement dated April 27, 2018 (“Supplement”)

to the Class R6 Shares Prospectus dated January 29, 2018, as amended (“Prospectus”) of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, and AQR Emerging Relaxed Constraint Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective May 1, 2018, the sub-sections entitled “Eligibility to Buy Class R6 Shares—Style Funds,” “Investment Minimums—Class R6 Shares for Style Funds,” “Eligibility to Buy Class R6 Shares—All Funds Other Than Style Funds,” and “Investment Minimums—Class R6 Shares for All Funds Other Than Style Funds” beginning on page 181 of the Prospectus, in the section entitled “Investing With the AQR Funds,” are each hereby deleted in their entirety and replaced with the following:

ELIGIBILITY TO BUY CLASS R6 SHARES—STYLE FUNDS

The AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund (collectively, “Style Funds”) offer Class R6 Shares exclusively to the following types of investors:

1)	Defined benefit plans, endowments and foundations, investment companies, corporations, insurance companies, trust companies, and other institutional investors not specifically enumerated;

2)

Fee-based and discretionary accounts and programs offered by certain financial intermediaries, such as registered investment advisers, broker-dealers, bank trust departments, wrap fee programs and unified managed accounts that meet the minimum investment requirements below;

3)	Qualified defined contribution plans and 457 plans;

4)	tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans; and

5)	employees of the Adviser and affiliates, trustees and officers of the Trust and their immediate family members.

Any of the above eligible investors may invest either directly or through a financial advisor or other intermediaries not enumerated above.

Class R6 Shares are available directly from the Funds, or through certain financial intermediaries that have entered into appropriate agreements with the Funds’ Distributor, ALPS Distributors, Inc.

Class R6 Shares do not pay commissions or Rule 12b-1 Plan fees, or make administrative or service payments to financial intermediaries, sometimes referred to as “revenue sharing,” in connection with investments in Class R6 Shares.

INVESTMENT MINIMUMS—CLASS R6 SHARES FOR STYLE FUNDS

For eligibility group 1 above, the minimum initial account size is $100,000. For eligibility group 2 above, the minimum account size is $50,000,000, or a total of $100,000,000 invested across all series of the Trust. There is no minimum subsequent investment amount. For eligibility groups 3, 4 and 5 above, there is no minimum initial account size or subsequent investment amount.

Investors may aggregate accounts for purposes of determining whether the minimum investment requirements have been met. Investors may also enter into a letter of intent indicating that they intend to meet the minimum investment requirement within an 18-month period.

Some financial intermediaries may impose different or additional eligibility and minimum investment requirements, including limiting the availability of Class R6 Shares to certain of the eligibility groups enumerated above. The Funds have the discretion to further modify, waive or reduce the above minimum investment requirements.

If a shareholder’s account size declines below the minimum initial investment amount described above, other than as a result of a decline in the NAV per share, the Funds reserve the right, upon 60 days’ notice, to convert the account to the lowest fee share class for which the shareholder is then eligible.

ELIGIBILITY TO BUY CLASS R6 SHARES—ALL FUNDS OTHER THAN STYLE FUNDS

The AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund’s Class R6 Shares are offered exclusively to the following types of investors:

1)	Defined benefit plans, endowments and foundations, investment companies, corporations, insurance companies, trust companies, and other institutional investors not specifically enumerated;

2)	Qualified defined contribution plans and 457 plans;

3)	tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans; and

4)	employees of the Adviser and affiliates, trustees and officers of the Trust and their immediate family members.

Any of the above eligible investors may invest either directly or through a financial advisor or other intermediaries not enumerated above.

Investor types eligible to invest in Class R6 Shares prior to October 1, 2016 who are no longer eligible per the above list, who purchased Class R6 Shares of a particular Fund or Funds when they were an eligible investor type, may continue to invest additional amounts in Class R6 Shares of such Fund or

Funds as long as they remain invested in Class R6 Shares of such Fund or Funds, but may not invest in Class R6 Shares of additional Funds or any other series of the Trust.

Class R6 Shares are available directly from the Funds, or through certain financial intermediaries that have entered into appropriate agreements with the Funds’ Distributor, ALPS Distributors, Inc.

Class R6 Shares do not pay commissions or Rule 12b-1 Plan fees, or make administrative or service payments to financial intermediaries, sometimes referred to as “revenue sharing,” in connection with investments in Class R6 Shares.

INVESTMENT MINIMUMS—CLASS R6 SHARES FOR ALL FUNDS OTHER THAN STYLE FUNDS

For eligibility group 1 above, the minimum initial account size is $100,000. There is no minimum subsequent investment amount. For eligibility groups 2, 3 and 4 above, there is no minimum initial account size or subsequent investment amount.

Investors may aggregate accounts for purposes of determining whether the minimum investment requirements have been met. Investors may also enter into a letter of intent indicating that they intend to meet the minimum investment requirement within an 18-month period.

Some financial intermediaries may impose different or additional eligibility and minimum investment requirements, including limiting the availability of Class R6 Shares to certain of the eligibility groups enumerated above. The Funds have the discretion to further modify, waive or reduce the above minimum investment requirements.

If a shareholder’s account size declines below the minimum initial investment amount described above, other than as a result of a decline in the NAV per share, the Funds reserve the right, upon 60 days’ notice, to convert the account to the lowest fee share class for which the shareholder is then eligible.

Additionally, effective immediately, the third paragraph of the sub-section entitled “Payments of Redemption Proceeds” on page 190 of the Prospectus, in the section entitled “How to Redeem Class R6 Shares,” is hereby deleted in its entirety and replaced with the following:

Generally, all redemptions will be in cash. The Funds typically expect to satisfy redemption requests by using holdings of cash or cash equivalents. The Funds may also determine to sell portfolio assets to meet such requests. On a less regular basis, the Funds may satisfy redemption requests by accessing a bank line of credit, participating in an interfund lending program or using other short-term borrowings from the Funds’ custodian (if permitted by the custodian). These methods may be used during both normal and stressed market conditions.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated April 27, 2018 (“Supplement”)

to the Statement of Additional Information dated January 29, 2018, as amended (“SAI”) of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, and AQR Emerging Relaxed Constraint Equity Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective immediately, the sub-section entitled “Borrowing and Leverage” on page 4 of the SAI, in the section entitled “Securities, Investment Strategies and Related Risks,” is hereby deleted in its entirety and replaced with the following:

Borrowing and Leverage

Each Fund may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. This borrowing may be unsecured. The 1940 Act precludes a fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by a fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires a fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Code. In addition, certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Adviser from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Borrowing has a leveraging effect because it tends to exaggerate the effect on a Fund’s net asset value (“NAV”) per share of any changes in the market value of its portfolio securities. Money borrowed will be subject to interest costs and other fees, which may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of

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borrowing, the use of leverage will diminish the investment performance of a fund compared with what it would have been without leverage.

The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund can be viewed as constituting a form of “senior security” of the fund for purposes of the 1940 Act. These transactions may include selling securities short, buying and selling certain derivatives (such as futures contracts or swap agreements), selling (or writing) put and call options, engaging in when-issued, delayed-delivery, forward-commitment or reverse repurchase transactions and other trading practices that have a leveraging effect on the capital structure of a fund or may be viewed as economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a “senior security” by a Fund if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets in a sufficient value to cover the Fund’s potential obligation under the borrowing transaction not offset or covered as provided in (1) and (3), or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). The value of a Fund’s holdings in such instruments are marked-to-market daily to ensure proper coverage. A Fund may have to buy or sell a security at a disadvantageous time or price in order to cover such transaction. In addition, assets being maintained to cover such transactions may not be available to satisfy redemptions or for other purposes or obligations.

Interfund Borrowing and Lending

The SEC has issued an exemptive order permitting the Funds to participate in an interfund lending program. This program allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirements that (1) no Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively, (2) no Fund may lend money if the loan would cause its aggregate outstanding loans through the interfund lending program to exceed 15% of its net assets at the time of the loan, and (3) a Fund’s interfund loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. In addition, a Fund may participate in the interfund lending program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one business day’s notice and may be repaid on any day. A borrowing Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The interfund lending program is subject to the oversight and periodic review of the Board of Trustees.

The Funds are not required to borrow money under the interfund lending program and may borrow under other arrangements, including their existing bank line of credit, for temporary or emergency purposes. This could result in a Fund borrowing money at a higher interest rate than it would have received under the interfund lending program.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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